Document and Entity Information	Mar. 31, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 31, 2021
Entity File Number	001-34187
Entity Registrant Name	Matson, Inc.
Entity Incorporation, State or Country Code	HI
Entity Tax Identification Number	99-0032630
Entity Address, Address Line One	1411 Sand Island Parkway
Entity Address, State or Province	HI
Entity Address, City or Town	Honolulu
Entity Address, Postal Zip Code	96819
City Area Code	808
Local Phone Number	848-1211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	MATX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000003453
Amendment Flag	false